                                                                                    January 8, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     Dreyfus Opportunity Funds

-      Dreyfus Strategic Beta Emerging Markets Equity Fund

-      Dreyfus Strategic Beta Global Equity Fund

-      Dreyfus Strategic Beta U.S. Equity Fund

          Act No. 811-09891

          33 Act No. 333-34474

          CIK No. 0001111178

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended October 31, 2015.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-4296.

                                                                   Very truly yours,

                                                                   /s/ Enrique Urueta

                                                                   Enrique Urueta

                                                                   Paralegal

EU/

Enclosures